Summary Of Significant Accounting And Reporting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 8.2	$ 8.5
Amount of tax benefit that is greater than	50.00%
Investments in affordable housing limited partnerships	0.9	1.3
Cash paid for interest	12.1	13.4	14.9
Income taxes paid	23.0	16.6	14.7
Held-to-maturity Securities, Transferred Security, at Carrying Value				$ 83.4
City National
Condensed Financial Statements, Captions [Line Items]
Number of offices	82